FORM N-Q
        QUARTERLY SCHEDULE OF PORFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                  Investment Company Act file number 811-06445

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                     The Herzfeld Caribbean Basin Fund, Inc.
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               (Exact name of registrant as specified in charter)

                      P.O. BOX 161465, MIAMI, FLORIDA 33116
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               (Address of principal executive offices) (Zip code)

                               THOMAS J. HERZFELD
                        P.O. BOX 161465, MIAMI, FL 33116
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                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 305-271-1900
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                        Date of fiscal year end: 06/30/08
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                       Date of reporting period: 09/30/07
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ITEM 1. SCHEDULE OF INVESTMENTS

SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2007 (unaudited)
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Shares or
Principal Amount                  Description                      Market Value
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                     Common stocks - 79.04% of net assets

                          Banking and finance - 5.22%
    10,500 Bancolombia, S.A                                        $    363,825
    19,720 Banco Latinoamericano de Exportaciones, S.A                  358,510
     1,500 Doral Financial Corp.                                         32,940
    16,400 Grupo Financiero Banorte, S.A. de C.V. Series O               64,942
     9,900 Grupo Financiero Inbursa, S.A. de C.V. Series O               23,721

                             Communications - 12.91%
    35,600 America Movil, S.A. de C.V. Series A                         110,531
    50,891 America Movil, S.A. de C.V. Series L                         162,894
     3,000 America Movil                                                192,000
    14,950 Atlantic Tele-Network, Inc.                                  543,432
    11,900 Carso Global Telecom, S.A. de C.V. Series A1                  51,693
   141,000 Fuego Entertainment                                           45,120
     1,000 Garmin Ltd.                                                  119,400
       871 Grupo Iusacell, S.A. de C.V. Series V                          8,762
    18,800 Grupo Radio Centro, S.A. ADR                                 244,212
    12,900 Grupo Televisa, S.A. ADR                                     311,793
    13,400 Grupo Televisa, S.A. Series CPO                               64,398
     9,320 Spanish Broadcasting System Inc.                              24,045
     1,000 Telefonos de Mexico ADR                                       32,870
    23,800 Telefonos de Mexico, S.A. de C.V. Series A                    39,831
    78,600 Telefonos de Mexico, S.A. de C.V. Series L                   128,884
    13,900 TV Azteca, S.A. de C.V. Series CPO                             7,640

                  Conglomerates and holdings companies - 2.42%
   250,000 Admiralty Holding Co.                                          2,750
     5,400 Alfa, S.A. de C.V. Series A                                   36,495
    42,595 BB Holdings Ltd.                                             180,070
    13,000 Carlisle Group Ltd.                                           34,431
     3,200 Corporacion Interamericana de Entretenimiento,
           S.A. de C.V. Series B                                          9,101
        20 Dermet de Mexico Com Serie B                                       3
    11,000 Grupo Carso, S.A. de C.V. Series A1                           41,949
     1,580 Grupo Kuo SAB de CV                                            1,373
     2,525 OneSource Services, Inc.                                      33,438
     2,900 Vitro, S.A. Series A                                           7,200
     6,000 Vitro, S.A. ADR                                               45,000

                   Construction and related - 4.91%
    47,864 Cemex, S.A. de C.V. Series CPO                               142,962
     5,098 Cemex S.A. de C.V. ADR                                       152,532
     2,032 Ceramica Carabobo Class A ADR                                  5,677
     1,580 Dine S.A.B de C.V.                                             1,443
    17,200 Consorcio ARA, S.A. de C.V.                                   23,044
     3,583 Empresas ICA, Sociedad Controladora, S.A. de C.V.             21,610
       800 Grupo Cementos de Chihuahua, S.A. de C.V                       4,894
     4,000 Lennar Corp                                                   90,600
    24,950 Mastec, Inc.                                                 351,047

              Consumer products and related manufacturing - 5.92%
   800,000 Atlas Electricas, S.A                                        104,143
     7,773 Grupo Casa Saba, S.A. ADR                                    295,374
    12,000 Watsco Incorporated                                          557,160

                      Food, beverages and tobacco - 2.95%
     1,200 Alsea, S.A. de C.V.                                            1,983
     7,500 Coca-Cola Femsa, S.A. de C.V. ADR                            321,825
       200 Coca-Cola Femsa, S.A. de C.V., Series L                          858
    18,900 Fomento Economico Mexicano, S.A. de C.V. Series UBD           70,417
       800 Gruma S.A. de C.V. Series B                                    2,596
     7,600 Grupo Bimbo, S.A. de C.V. Series A                            42,397
     7,700 Grupo Modelo, S.A.Series B                                    36,969

                         Housing - 0.09%
     1,700 Corporacion Geo S.A. de C.V., Series B                         7,461
       100 Desarrolladora Homex, S.A. de C.V.                               926
       400 Sare Holding, S.A. de C.V. Series B                              603
     1,500 Urbi Dessarrollos Urbanos, S.A. de C.V.                        5,391

                         Investment companies - 4.85%
     5,500 The Mexico Fund                                              233,255
    19,000 Western Asset Worldwide Income Fund                          251,560
    16,823 Western Asset Emerging Markets Debt Fund                     300,122

                                Leisure - 7.21%
    10,500 Carnival Corp.                                               508,515
    13,500 Royal Caribbean Cruises Ltd.                                 526,905
     3,000 Steiner Leisure Ltd.                                         130,200

                                Medical - 3.33%
     8,386 Micromet, Inc.                                                16,604
    10,660 Orthofix International N.V.                                  522,020

                                Mining - 0.05%
     1,200 Grupo Mexico, S.A. de C.V., Series B                           8,615

                             Pulp and paper - 0.17%
     6,100 Kimberly-Clark de Mexico, S.A. de C.V. Series A               27,497

                       Railroad and landholdings - 1.28%
     4,000 Norfolk South Corp                                           207,640

                                 Retail - 1.24%
     3,700 Controladora Comercial Mexicana, S.A. de C.V
           Series UBC                                                     9,816
     1,270 Grupo Elektra, S.A. de C.V. Series CPO                        25,912
    45,111 Wal-Mart de Mexico, S.A. de C.V. Series V                    165,432

                             Service - 0.02%
       700 Grupo Aeroportuario del Sureste, S.A. de C.V. Series B         3,475
       100 Promotora Ambiental S.A. de C.V.                                 274

                      Trucking and marine freight - 13.10%
    14,800 Grupo TMM, S.A. ADR                                           46,768
       770 Seaboard Corporation                                       1,509,200
    42,699 Trailer Bridge, Inc.                                         546,547
     1,000 Ultrapetrol Bahamas Ltd.                                      16,610

                               Utilities - 9.60%
    12,000 Caribbean Utilities Ltd. Class A                             142,800
    43,241 Consolidated Water, Inc.                                   1,298,095
       700 Cuba Electric Company                                         12,600
     6,000 Teco energy Inc.                                              98,580

                                 Other - 3.76%
     9,000 Copa Holdings                                                360,450
    55,921 Margo Caribe, Inc.                                           237,664
       100 Mexichem S.A. de C.V.                                            355
       843 Siderurgica Venezolana Sivensa ADR                             8,657
        75 Siderurgica Venezolana Sivensa Series B                          770

Total common stocks (cost $8,446,034)                              $ 12,782,103

                            Bonds and fixed income - 6.17% of net assets
   165,000 Republic of Cuba - 4.5%, 1977 -
           in default (cost $63,038)                                         --

 1,000,000 U.S. Treasury Bills (cost $997,382)                     $    998,486

Other assets less liabilities - 14.78% of net assets               $  2,390,103

Net assets - 100% (applicable to 1,687,556 shares; equivalent
           to $8.56 per share) (a)                                 $ 16,170,692


(a) The cost for federal income tax purposes was $9,530,783. At September 30,2007, net unrealized gain for all securities based on tax cost was $4,249,806. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess value over tax cost of $4,959,454 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $709,648. The cost of securities owned for financial statement purposes is lower than the cost basis for income tax purposes by approximately $24,329 due to wash sale adjustments.
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ITEM 2. CONTROLS AND PROCEDURES

      (a) The registrant's principal executive and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this Form N-Q that includes the disclosure required by this paragraph based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

      (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS

The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended, is attached as an exhibit to this filing.


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Herzfeld Caribbean Basin Fund, Inc.


By /s/ Thomas J. Herzfeld
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Thomas J. Herzfeld
Chairman and President

Date: November 16, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /s/ Thomas J. Herzfeld
-------------------------
Thomas J. Herzfeld
Chairman and President

Date: November 16, 2007

By /s/ Cecilia L. Gondor
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Cecilia L. Gondor
Treasurer

Date: November 16, 2007